Postretirement Benefit Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Postretirement Benefit Plans [Abstract]
Postretirement Benefit Plans

NOTE 10

Postretirement Benefit Plans

The following table provides the components of net periodic benefit cost for our defined benefit plans, including pension plans and other employee-related benefit plans:

	Three Months Ended March 31,
	2012			2011
	Pension	Other Benefits	Total	Pension	Other Benefits	Total
Net periodic benefit cost
Service cost	$19	$1	$20	$2	$—	$2
Interest cost	66	6	72	5	1	6
Expected return on plan assets	(96)	(5)	(101)	(7)	—	(7)
Amortization of net actuarial loss	18	3	21	1	—	1
Amortization of prior service cost (credit)	1	(1)	—	—	—	—

Net periodic benefit cost	$8	$4	$12	$1	$1	$2

We contributed approximately $197 and $5 to our defined benefit pension plans during the three months ended March 31, 2012 and 2011, respectively. We currently anticipate making additional contributions of approximately $180 during the remainder of 2012.

NOTE 14

Postretirement Benefit Plans

Defined Contribution Plans

The Company sponsors, and prior to October 31, 2011 ITT sponsored, numerous defined contribution savings plans, which allow employees to contribute a portion of their pre-tax and/or after-tax income in accordance with specified guidelines. Several of the plans require us to match a percentage of the employee contributions up to certain limits, generally 2% to 6% of employee base pay. Matching contributions charged to income amounted to $35, $36 and $35 for 2011, 2010 and 2009, respectively. Effective January 1, 2012, the Company will increase the matching contributions and add base contributions, subject to certain limits, which total up to 7.5% of eligible pay for employees participating in our largest defined contribution plan, the Salaried Investment and Savings Plan.

The sponsorship of the Salaried Investment and Savings Plan was transferred from ITT to Exelis at Spin-off and Exelis became the new sponsor of the plan. All assets related to ITT and Xylem active employees in the Salaried Investment and Savings Plan were transferred to the ITT and Xylem plans as of December 14, 2011. The Exelis Stock Fund investment option is considered an Employee Stock Ownership Plan (ESOP). On December 31, 2011, approximately 6.7 shares of Exelis common stock were held in the Exelis Stock Fund. Participants in the Exelis Stock Fund may receive dividends in cash or may reinvest such dividends into the Stock Fund.

Defined Benefit Plans

Company employees participate in numerous defined benefit pension plans. Defined benefit pension benefits for most employees are based on the employee’s years of service and compensation. We fund these plans as required by statutory regulations and through discretionary contributions. Some Company employees also participate in other post-retirement benefit plans such as health care and life insurance plans.

In connection with the Spin-off, on October 31, 2011, ITT transferred to the Company certain defined benefit pension and other post-retirement benefit plans (“Transferred Plans”) most significantly the ITT Salaried Retirement Plan (U.S. SRP). As a result of this action, we assumed all liabilities and assets associated with the Transferred Plans and became the plans’ sponsor. The U.S. SRP is our largest defined benefit plan with assets valued at $3,472 and a projected benefit obligation of $5,118 as of December 31, 2011. The benefits for all current and former ITT and Xylem Inc. employees participating in the U.S. SRP were frozen at Spin-off.

Employees hired after September 30, 2011 are not eligible to participate in the U.S. SRP. Eligible employees were given a choice, effective January 1, 2012, to continue to accrue future benefits under the U.S. SRP or become eligible to receive enhanced employer contributions under the defined contribution plan, the Salaried Investment and Savings Plan (Retirement Choice). The U.S. SRP benefit obligations reported as of the December 31, 2011 measurement date reflect the Retirement Choice made by the plan’s eligible population. As a result of changes from the Retirement Choice and the Spin-off, effective January 1, 2012 the Company changed its policy for the U.S. SRP from amortizing the net actuarial losses over the average remaining service period of plan participants to amortizing the net actuarial losses over the average expected remaining life of plan participants, since it was determined that almost all of the plan participants in the U.S. SRP now have frozen benefits.

Balance Sheet Information

Amounts recognized in the Consolidated and Combined Balance Sheets for defined benefit pension plans and other employee-related benefit plans (collectively, postretirement benefit plans) reflect the funded status of the plans. The following table provides a summary of the funded status of our postretirement benefit plans and the presentation of such balances within our Consolidated and Combined Balance Sheets.

	December 31,
	2011			2010
	Pension	Other Benefits	Total	Pension	Other Benefits	Total
Fair value of plan assets	$3,780	$259	$4,039	$298	$—	$298
Projected benefit obligation	(5,705)	(526)	(6,231)	(386)	(99)	(485)

Funded status	$(1,925)	$(267)	$(2,192)	$(88)	$(99)	$(187)

Amounts reported within
Other non-current assets	$1	$—	$1	$7	$—	$7
Accrued liabilities	(12)	(32)	(44)	(2)	(8)	(10)
Non-current liabilities	$(1,914)	$(235)	$(2,149)	$(93)	$(91)	$(184)

A portion of our projected benefit obligation includes amounts that have not yet been recognized as expense in our results of operations. Such amounts are recorded within accumulated other comprehensive loss until they are amortized as a component of net periodic postretirement cost. The following table provides a summary of amounts recorded within accumulated other comprehensive loss at December 31.

	2011			2010
	Pension	Other Benefits	Total	Pension	Other Benefits	Total
Net actuarial loss (gain)	$2,621	$147	$2,768	$100	$(5)	$95
Prior service cost (benefit)	13	(3)	10	12	(3)	9

Total	$2,634	$144	2,778	$112	$(8)	$104

The following table provides a roll-forward of the projected benefit obligations for our postretirement benefit plans.

	Year Ended December 31,
	2011			2010
	Pension	Other Benefits	Total	Pension	Other Benefits	Total
Change in benefit obligation
Benefit obligation at January 1	$386	$99	$485	$368	$96	$464
Service cost	22	1	23	7	1	8
Interest cost	63	8	71	21	5	26
Amendments / other	12	—	12	2	—	2
Actuarial loss (gain)	149	(4)	145	15	4	19
Benefits paid	(81)	(16)	(97)	(27)	(7)	(34)
Liabilities assumed in connection with Spin-off	5,154	438	5,592	—	—	—

Benefit obligation at December 31	$5,705	$526	$6,231	$386	$99	$485

The following table provides a roll-forward of the plans assets and the ending funded status for our postretirement benefit plans.

	Year Ended December 31,
	2011			2010
	Pension	Other Benefits	Total	Pension	Other Benefits	Total
Change in plan assets
Plan assets at January 1	$298	$—	$298	$278	$—	$278
Actual return on plan assets	182	10	192	37	—	37
Employer contributions	87	—	87	6	—	6
Benefits paid	(74)	(9)	(83)	(23)	—	(23)
Assets transferred in connection with Spin-off	3,287	258	3,545	—	—	—

Plan assets at December 31,	$3,780	$259	$4,039	$298	$—	$298

Funded status at end of year	$(1,925)	$(267)	$(2,192)	$(88)	$(99)	$(187)

The accumulated benefit obligation for all defined benefit pension plans was $5,514 and $386 at December 31, 2011 and 2010, respectively. The following table provides information for pension plans with an accumulated benefit obligation in excess of plan assets.

	2011	2010
Projected benefit obligation	$5,665	$342
Accumulated benefit obligation	5,474	342
Fair value of plan assets	3,739	247

Income Statement Information

The following table provides the components of net periodic benefit cost and other amounts recognized in other comprehensive income for the years 2011, 2010 and 2009, as they pertain to our postretirement benefit plans. 2011 cost includes two full months for plans that were transferred to Exelis at Spin-off.

	Year Ended December 31,
	2011			2010			2009
	Pension	Other Benefits	Total	Pension	Other Benefits	Total	Pension	Other Benefits	Total
Net periodic benefit cost
Service cost	$22	$1	$23	$7	$1	$8	$6	$1	$7
Interest cost	63	8	71	21	5	26	21	6	27
Expected return on plan assets	(85)	(4)	(89)	(28)	—	(28)	(27)	—	(27)
Amortization of net actuarial loss (gain)	34	2	36	2	(1)	1	1	(1)	—
Amortization of prior service cost (credit)	2	(1)	1	1	(1)	—	2	3	5

Net periodic benefit cost	36	6	42	3	4	7	3	9	12

Effect of curtailments (1)	4	—	4	—	—	—	—	—	—

Total net periodic benefit cost(2)	$40	$6	$46	$3	$4	$7	$3	$9	$12

Other changes in plan assets and benefit obligations recognized in other comprehensive income
Net actuarial loss (gain)	$57	$(10)	$47	$4	$4	$8	$(16)	$(9)	$(25)
Prior service cost (credit)	—	2	2	2	—	2	6	(8)	(2)
Amortization of net actuarial (loss) gain	(34)	(2)	(36)	(2)	1	(1)	—	(3)	(3)
Amortization of prior service (cost) credit	(2)	1	(1)	(2)	1	(1)	(2)	1	(1)

Total change recognized in other comprehensive income	21	(9)	12	2	6	8	(12)	(19)	(31)

Total impact from net periodic benefit cost and changes in other comprehensive income	$61	$(3)	$58	$5	$10	$15	$(9)	$(10)	$(19)

(1)	Curtailments due to Retirement Choice and headcount reductions from certain restructuring activities.
(2)	Includes $34 of net periodic benefit costs for the Transferred Plans from October 31, 2011 to December 31, 2011.

The following table provides the estimated net actuarial loss and prior service cost that will be amortized from accumulated other comprehensive loss into net periodic benefit cost during 2012.

	Pension	Other Benefits	Total
Net actuarial loss (gain)	$74	$14	$88
Prior service cost (credit)	2	(2)	—

Total	$76	$12	$88

Postretirement Benefit Plan Assumptions

The determination of the assumptions related to postretirement benefit plans are based on the provisions of the applicable accounting pronouncements, the review of various market data and discussion with our actuaries. Management develops each assumption using relevant company experience in conjunction with market-related data. Assumptions are reviewed annually and adjusted as necessary.

The following table provides the weighted-average assumptions used to determine projected benefit obligations and net periodic benefit cost, as they pertain to our defined benefit pension plans.

	Year Ended December 31,
	2011	2010
Obligation Assumptions
Discount rate	4.75%	5.62%
Rate of future compensation increase	3.75%	4.00%
Cost Assumptions(1)
Discount rate	5.62%	6.00%
Expected return on plan assets	9.00%	9.00%
Rate of future compensation increase	4.00%	4.00%

(1)	Cost assumptions for the current year are based on the prior year-end obligation assumptions.

The following table provides the weighted-average assumptions used to determine projected benefit obligations and net periodic benefit cost, as they pertain to other employee-related benefit plans.

	Year Ended December 31,
	2011	2010
Obligation Assumptions
Discount rate	4.50%	5.50%
Rate of future compensation increase	3.75%	4.00%
Cost Assumptions(1)
Discount rate	5.50%	6.00%
Rate of future compensation increase	4.00%	4.00%

(1)	Cost assumptions for the current year are based on the prior year-end obligation assumptions.

The expected long-term rate of return on assets reflects the expected returns for each major asset class in which the plans invest, the weight of each asset class in the target mix, the correlations among asset classes and their expected volatilities. Our expected return on plan assets is estimated by evaluating both historical returns and estimates of future returns. Specifically, the determination of the expected long-term rate of return takes into consideration; (1) the plan’s actual historical annual return on assets, net of fees, over the past 15, 20 and 25 year time periods, (2) independent estimates of future long-term asset class returns, weighted by the plan’s strategic target asset allocation and (3) historical broad market returns over long-term timeframes weighted by the plan’s strategic target asset allocation. Based on this approach, the estimate of the long-term annual rate of return on assets is 9.0%. For reference, our actual geometric average annual return on plan assets as of December 31, 2011 was 7.5%, 8.9% and 9.5%, for the past 15, 20, and 25 year periods, respectively.

The table below provides the actual rate of return generated on plan assets during each of the years presented, as they compare to the expected long-term return utilized in calculating the net periodic benefit costs.

	Year Ended December 31,
	2011	2010	2009
Expected rate of return on plan assets	9.0%	9.0%	9.0%
Actual rate of return on plan assets	(1.2)%	14.1%	24.1%

Health care plan assumptions

The assumed rate of future increases in the per capita cost of health care (the health care trend rate) is 7.3% for 2012, decreasing ratably to 5.0% in 2019. Increasing or decreasing the health care trend rates by one percent per year would not have a material effect on the benefit obligation or the aggregate annual service and interest cost components. To the extent that actual experience differs from these assumptions, the effect will be amortized over the average future service of the covered active employees.

Investment Policy

The investment strategy for managing postretirement benefit plan assets is to seek an optimal rate of return relative to an appropriate level of risk for each plan. Prior to October 31, 2011, most of the postretirement benefit plan assets were managed by ITT on a commingled basis in a master investment trust. Beginning on October 31, 2011, the Company manages most postretirement benefit plan assets, including assets from the Transferred Plans, on a commingled basis in a master investment trust. With respect to the master investment trust, previously ITT and now Exelis allows itself broad discretion to invest tactically to respond to changing market conditions, while staying reasonably within the asset allocation ranges prescribed by its investment guidelines. Under certain circumstances, ITT and now Exelis has the authority to temporarily waive the investment guidelines when determining the actual asset allocation ranges. In making these asset allocation decisions, previously ITT and now Exelis takes into account recent and expected returns and volatility of returns for each asset class, the expected correlation of returns among the different investments, as well as anticipated funding and cash flows. To enhance returns and mitigate risk, previously ITT and now Exelis diversifies its investments by strategy, asset class, geography and sector and engages a large number of managers to gain broad exposure to the markets, while historically generating excess-of-market returns and mitigating manager-concentration risk.

The following table provides the actual asset allocations and the related asset allocation ranges by asset category.

	2011	2010	Allocation Range
Domestic equities	25%	25%	25%-75%
Alternative investments	53%	47%	20%-45%
International equities	16%	18%	10%-45%
Fixed income	2%	2%	0%-60%
Cash and other	4%	8%	0%-30%

Fair Value of Plan Assets

The following is a description of the valuation methodologies and inputs used to measure fair value for major categories of investments.

•

Equities — Equities (including common and preferred shares, domestic listed and foreign listed, closed end mutual funds and exchange traded funds) are generally valued at the closing price reported on the major market on which the individual securities are traded at the measurement date. As all equity securities held by the Company are publicly traded in active markets, the securities are classified within Level 1 of the fair value hierarchy.

•

Open ended mutual funds, collective trusts and commingled funds — Open ended mutual funds, collective trusts and commingled funds are measured at NAV. These funds are generally classified within Level 2 of the fair value hierarchy.

•

Private equity — The valuation of limited partnership interests in private equity funds may require significant management judgment. The NAV reported by the asset manager is adjusted when it is determined that NAV is not representative of fair value. In making such an assessment, a variety of factors are reviewed, including, but not limited to, the timeliness of NAV as reported by the asset manager and changes in general economic and market conditions subsequent to the last NAV reported by the asset manager. These funds are generally classified within Level 3 of the fair value hierarchy. Future funding commitments to our private equity funds totaled $373 at December 31, 2011.

•

Hedge funds — The valuation of limited partnership interests in hedge funds may require significant management judgment. The NAV reported by the asset manager is adjusted when it is determined that NAV is not representative of fair value. In making such an assessment, a variety of factors are reviewed by management, including, but not limited to, the timeliness of NAV as reported by the asset manager and changes in general economic and market conditions subsequent to the last NAV reported by the asset manager. Depending on how quickly these investments can be redeemed and the extent of any adjustments to NAV, hedge funds are classified within either Level 2 (redeemable within 90 days) or Level 3 (redeemable beyond 90 days) of the fair value hierarchy.

The fair value of plan assets held by our defined benefit pension plans, by asset class and by fair value hierarchy level, at December 31 were as follows:

	2011				2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Asset Category
Equities	$1,684	$1,185	$278	$221	$129	$86	$26	$17
Private Equity(a)	1,312	—	52	1,260	88	—	11	77
Hedge Funds(b)	637	9	174	454	53	—	20	33
Cash, Commodities, Fixed Income and Other	406	1	340	65	28	1	23	4

Total (c)	$4,039	1,195	844	$2,000	$298	$87	$80	$131

(a)	Private equity includes a diversified range of strategies, including buyout funds, distressed funds, venture and growth equity funds and mezzanine funds.
(b)	Hedge funds include investments in hedge funds as well as funds of hedge funds. These funds employ a range of investment strategies that include fixed income arbitrage, distressed asset investments, global macro asset allocations, short and long equity investments, market neutral asset allocations and event-driven strategies.
(c)	The December 31, 2011 total includes $3,731 of assets attributable to the Transferred Plans.

The following table presents a reconciliation of the beginning and ending balances of fair value measurement within our pension plans using significant unobservable inputs (Level 3).

	Equity Securities	Private Equity	Hedge Funds	Commodities, Fixed Income and Other	Total
Level 3 balance — December 31, 2009	$14	$76	$33	$3	$126
Realized gains (losses), net	—	6	1	—	7
Unrealized gains (losses), net	3	3	2	—	8
Purchases/(sales), net	—	1	(3)	1	(1)
Transfers in (out), net	—	(9)	—	—	(9)

Level 3 balance — December 31, 2010	17	77	33	4	131
Realized gains (losses), net	(15)	34	(11)	—	8
Unrealized gains (losses), net	—	27	7	—	34
Purchases/(sales), net	(1)	(14)	(32)	2	(45)
Transfers in (out), net	36	83	26	—	145
Transfer in connection with Spin-off	184	1,053	431	59	1,727

Level 3 balance – December 31, 2011	$221	$1,260	$454	$65	$2,000

Contributions

Funding requirements under Internal Revenue Service rules are a major consideration in making contributions to our postretirement benefit plans. With respect to qualified pension plans, we intend to contribute annually not less than the minimum required by applicable law and regulations. We made total contributions of $87 and $6 to all of our defined benefit pension plans during 2011 and 2010, respectively, including a $50 voluntary contribution to the U.S. SRP in December 2011. We currently anticipate making total contributions to our defined benefit pension plans in the range of $320 to $370 during 2012.

Estimated Future Benefit Payments

The following table provides the projected timing of payments for benefits earned to date and the expectation that certain future service will be earned by current active employees for our postretirement benefit plans.

	Pension	Other Benefits
2012	$348	$38
2013	353	37
2014	357	37
2015	361	37
2016	374	36
2017 — 2021	1,892	187

ITT Pension and Other Postretirement Plans

Prior to October 31, 2011, certain U.S. and U.K. salaried employees participated in defined benefit pension and other postretirement plans sponsored by ITT Corporation (collectively, “Shared Plans”), which included participants of other ITT Corporation subsidiaries. The Company has recorded expense of $79, $57 and $29 for the years ended December 31, 2011, 2010 and 2009, respectively, to record its allocation of pension and other postretirement benefit costs related to the Shared Plans. The allocation of expense for the Shared Plans ended with the Spin-off and Exelis received most of the Shared Plans as part of the Transferred Plans. As of December 31, 2010, there were no required contributions outstanding.

As of December 31, 2010, the ITT defined benefit pension plans were approximately 80% funded. The most significant shared defined benefit pension plan was the U.S. SRP. As of December 31, 2010, Company employees and former employees represent 76% and 22% of total active and retired participants in the U.S. SRP, respectively. ITT Corporation made contributions to the U.S. SRP of $50 and $100 during 2010 and 2009, respectively, all of which were voluntary.

As of December 31, 2010, the other ITT postretirement benefit plans were approximately 60% funded. The ITT Salaried Postretirement Medical and Life Plans represent the most significant shared other postretirement benefit plans. As of December 31, 2010, Company employees and former employees represent 64% and 48% of total active and retired participants in the ITT Salaried Postretirement Medical and Life Plans, respectively. There were no contributions made to these plans during 2010 and 2009.